Plant and Equipment (Details) - USD ($)	Jun. 30, 2018	Jun. 30, 2017
Cost
Plant and Equipment Gross	$ 79,078	$ 168,884
Accumulated Depreciation	(59,353)	(113,170)
Plant and Equipment, Net	19,725	55,714
Motor Vehicles [Member]
Cost
Plant and Equipment Gross	16,123	96,404
Office Equipment [Member]
Cost
Plant and Equipment Gross	9,885	14,642
Computer and Software [Member]
Cost
Plant and Equipment Gross	14,016	10,178
Tools and Equipment [Member]
Cost
Plant and Equipment Gross	526	494
Leasehold Improvements [Member]
Cost
Plant and Equipment Gross		12,400
Furniture and Fixtures [Member]
Cost
Plant and Equipment Gross	$ 38,528	$ 34,766